Consortium Agreement	12 Months Ended
Dec. 31, 2021
Pledged Financial Instruments, Not Separately Reported, Securities, by Type of Agreement [Abstract]
Consortium Agreement	Consortium Agreement
The Company has entered into consortium agreements with counterparties to collaborate on development of a process to commercialize bio-based, decarbonizing materials for application on an industrial scale at a competitive price. Under the consortium agreement, the Company received $0.5 million. The agreements expire once performance of the research and development program has been completed. At the time the consortium agreements were entered into, several of the counterparties were related parties (Note 11).
In 2020, an additional counterparty, that is an unrelated party, was added to the consortium agreement. During the year ended December 31, 2021 and 2020, the Company received $0.5 million and $0.6 million, respectively, under the consortium agreement which was recorded as other income, net in the Consolidated Statements of Operations and Comprehensive Income (Loss).